COMMITMENTS AND CONTINGENCIES - DOLLAR THRIFTY (Details) (Dollar Thrifty Automotive Group Inc, USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Vehicle supply agreement
Commitments and contingencies
Favorable insurance reserve adjustments	$ 2.5	$ 10.6	$ 32.2	$ 13.4
Agreement term					3 years